Consolidated Income Statements $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 $ / shares [5]	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2017 $ / shares [5]	Dec. 31, 2016 USD ($) $ / shares		Dec. 31, 2016 $ / shares [5]
Profit or loss [abstract]
Net revenues	$ 8,665		$ 7,586	[1],[2]		$ 6,543	[1],[2]
Gaming tax	(3,430)		(2,925)	[3]		(2,527)	[3]
Employee benefit expenses	(1,238)		(1,193)	[3]		(1,121)	[3]
Depreciation and amortization	(655)		(676)	[3],[4]		(611)	[3],[4]
Inventories consumed	(99)		(98)	[3]		(83)	[3]
Other expenses and losses	(1,089)		(921)	[3]		(849)	[3]
Operating profit	2,154		1,773			1,352
Interest income	20		5			3
Interest expense, net of amounts capitalized	(225)		(153)			(86)
Loss on modification or early retirement of debt	(81)		0			(1)
Profit before income tax	1,868		1,625			1,268
Income tax benefit/(expense)	7		(22)			(44)
Profit for the year attributable to equity holders of the Company	$ 1,875		$ 1,603			$ 1,224
Earnings per share for profit attributable to equity holders of the Company
Basic | (per share)	$ 0.2321	$ 1.8175	$ 0.1986		$ 1.5522	$ 0.1517		$ 1.1765
Diluted | (per share)	$ 0.2319	$ 1.8159	$ 0.1985		$ 1.5514	$ 0.1517		$ 1.1765

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[4]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[5]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2017 and 2016 of US$1.00 to HK$7.8306, US$1.00 to HK$7.8157 and US$1.00 to HK$7.7555, respectively.